Multiemployer Plans that Provide Pension Benefits	12 Months Ended
Mar. 04, 2017
Multiemployer Plans that Provide Pension Benefits
Multiemployer Plans that Provide Pension Benefits

19. Multiemployer Plans that Provide Pension Benefits

The Company contributes to a number of multiemployer defined benefit pension plans under the terms of collective-bargaining agreements that cover certain of its union-represented employees. The risks of participating in these multiemployer plans are different from single-employer plans. Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers. If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers. Additionally, if the Company chooses to stop participating in some of its multiemployer plans, the Company may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

The Company’s participation in these plans for the annual period ended March 4, 2017 is outlined in the table below. The “EIN/Pension Plan Number” column provides the Employer Identification Number (EIN) and the three- digit plan number, if applicable. The most recent Pension Protection Act (PPA) zone status available for fiscal 2017 and fiscal 2016 is for the plan year- ends as indicated below. The zone status is based on information that the Company received from the plan and is certified by the plan’s actuary. Among other factors, plans in the red zone are generally less than 65 percent funded, plans in the yellow zone are less than 80 percent funded, and plans in the green zone are at least 80 percent funded. The “FIP/RP Status Pending/Implemented” column indicates plans for which a financial improvement plan (FIP) or a rehabilitation plan (RP) is either pending or has been implemented. In addition to regular plan contributions, the Company may be subject to a surcharge if the plan is in the red zone. The “Surcharge Imposed” column indicates whether a surcharge has been imposed on contributions to the plan. The last two columns list the expiration date(s) of the collective- bargaining agreement(s) to which the plans are subject and any minimum funding requirements. There have been no significant changes that affect the comparability of total employer contributions of fiscal years 2017, 2016, and 2015.

	EIN/Pension	Pension Protection Act Zone Status		FIP/ RP Status Pending/	Contributions of the Company			Surcharge	Expiration Date of Collective- Bargaining	Minimum Funding
Pension	Plan Number	2017	2016	Implemented	2017	2016	2015	Imposed	Agreement	Requirements
1199 SEIU Health Care Employees Pension Fund	13-3604862-001	Green— 12/31/2015	Green— 12/31/2014	No	$7,152	$7,775	$6,941	No	4/18/2015

Contribution rate of 10.76% of gross wages earned per associate beginning 01/01/2016. Contribution rate of 10.22% of gross wages earned per associate from 01/01/2015 through 12/31/2015. Contribution rate of 11.25% of gross wages earned per associate through 12/31/2014.

Southern California United Food and Commercial Workers Unions and Drug Employers Pension Fund	51-6029925-001	Red— 12/31/2016	Red— 12/31/2015	Implemented	8,021	7,552	7,002	No	7/14/2018

Subsequent to 01/01/2016 contributions of $1.41 per hour worked. From 01/01/2015 through 12/31/2015 contributions of $1.328 per hour worked for pharmacists and $0.602 per hour worked for non pharmacists. Prior to 01/01/2015 contributions of $1.242 per hour worked for pharmacists and $0.563 per hour worked for non pharmacists.

UFCW Pharmacists, Clerks and Drug Employers Pension Trust	94-2518312-001	Green— 12/31/2016	Green— 12/31/2015	No	2,970	3,006	2,938	No	7/13/2019	Effective 09/01/2014, contribution rate frozen at $0.55 per hour worked for associates. Prior to 9/01/2014, contribution rate of $0.57 per hour worked for associates.
United Food and Commercial Workers Union-Employer Pension Fund	34-6665155-001	Red— 9/30/2016	Red— 9/30/2015	Implemented	827	732	667	No	12/31/2017

Effective 02/05/207 contribution rate of $1.89 per hour worked. Effective 02/07/2016 through 02/04/2017 contribution rate of $1.76 per hour worked. Effective 02/02/2015 through 02/06/2016 contribution rate of $1.62 per hour worked. Contribution rate of $1.49 per hour worked prior to 02/02/2015.

United Food and Commercial Workers Union Local 880—Mercantile Employers Joint Pension Fund	51-6031766-001	Yellow— 9/30/2016	Yellow— 9/30/2015	Implemented	504	454	480	No	12/31/2017

Effective 01/01/2017 contribution rate $1.88 per hour worked. Effective 01/01/2016 through 12/31/2016 contribution rate of $1.79 per hour worked. Effective 10/01/2015 through 12/31/2015 contribution rate of $1.70 per hour worked. Effective 01/01/2015 through 09/30/2015 contribution rate of $1.61 per hour worked. Effective 10/01/2014 through 12/31/2014 contribution rate of $1.73 per hour worked. Contribution of $1.52 per hour worked prior to 10/01/2014.

Other Funds					1,862	1,263	1,606
					$21,336	$20,782	$19,634

The Company was listed in these plans Forms 5500 as providing more than 5 percent of the total contributions for the following plans and plan years:

Pension Fund	Year Contributions to Plan Exceeded More Than 5 Percent of Total Contributions (as of the Plan’s Year-End)
UFCW Pharmacists, Clerks and Drug Employers Pension Trust	12/31/2015 and 12/31/2014
Southern California United Food and Commercial Workers Unions and Drug Employers Pension Fund	12/31/2015 and 12/31/2014
United Food & Commercial Workers Union- Employer Pension Fund	9/30/2015 and 9/30/2014
United Food & Commercial Workers Union Local 880—Mercantile Employers Joint Pension Fund	9/30/2015 and 9/30/2014

At the date the Company’s financial statements were issued, certain Forms 5500 were not available.

During fiscal 2017, 2016 and 2015, the Company did not withdraw from any plans or incur any additional withdrawal liabilities.